Income tax - Summary of Deferred Tax Assets Not Been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 255,854	$ 117,193
Property, plant and equipment
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	31,138	0
Provisions
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	6,152	0
Lease Liabilities
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	11,951	2,162
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	194,417	112,970
Net Interest Expense Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 12,196	$ 2,061